Shareholder Report, Average Annual Return (Details)	3 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000254755
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Income Plus ETF
C000254758
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SMID Core ETF
Without Sales Load [Member] | C000254755
Average Annual Return [Line Items]
Average Annual Return, Percent		5.25%
Without Sales Load [Member] | C000254758
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.18%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.61%
ALLSPRING Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500™ Index
Average Annual Return, Percent	7.17%